Related Party Transactions	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions
RELATED PARTY TRANSACTIONS

Note 5. Related Party Transactions

Due to related party

The amounts due to related party represent legal fees previously invoiced and paid on behalf of the Company by Avalanche Treasury Company LLC, an affiliate and related party. As of March 31, 2026 and December 31, 2025, $1,578,524 and $1,423,849, respectively, was recorded in due to related party on the balance sheet.

Note 5.     Related Party Transactions

Due to related party

The amounts due to related party represent legal fees previously invoiced and paid on behalf of the Company by Avalanche Treasury Company LLC, an affiliate and related party. As of December 31, 2025, $1,423,849 was recorded in due to related party on the balance sheet.